Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	MainStreet Bancshares, Inc.
Entity Central Index Key	0001693577
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false